INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	At December 31,
	2014	2015

Raw materials	$8,104	$4,306
Work in progress	562	1,790
Finished goods	5,304	5,980
	$13,970	$12,076